3055 Olin Avenue

Suite 2000

San Jose, California 95128

Phone 800.366.7266

Fax 408.247.1108

http://www.loringward.com

October 31, 2008

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	SA Funds – Investment Trust (the “Registrant”)
File Nos. 333-70423; 811-09195

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Registrant do not differ from that contained in Post-Effective Amendment No. 22 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2008, with an effective date of October 28, 2008.

Please call me at 408-260-3127 if you have any questions with respect to this certification.

Sincerely,

SA FUNDS – INVESTMENT TRUST

/s/ Steven K. McGinnis
Steven K. McGinnis
Chief Compliance Officer

cc:	R. Darrell Mounts, Esq.
Brian Link, Esq.